Stockholders Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders Equity
Stockholders' Equity

NOTE 3 – Stockholders’ Equity

Members’ Interest

VoiceStep is governed by the terms and conditions of the Limited Liability Company Agreement (the Agreement) dated May 3, 2005, as amended on January 27, 2014. VoiceStep shall continue until terminated in accordance with the terms of the Agreement or as provided by law, including events of dissolution. VoiceStep shall be dissolved only upon any of the following events: (i) the vote of Member(s) holding a majority to the dissolution and winding up of VoiceStep, (ii) the entry of a decree of judicial dissolution of VoiceStep and (iii) at any time there are no Member(s), subject to remedy within 90 days of occurrence of termination event by the last remaining Member in writing.

VoiceStep originally consisted of two Members each owning 50% of VoiceStep. On January 27, 2014, one of the members was bought out with the remaining member owning 100% of the membership interest in VoiceStep. On April 3, 2014, the remaining member exchanged his 100% interest in VoiceStep for 40,000,000 shares of Vemanti common stock.

Equity Commitment Agreement

On March 11, 2022, the Company entered into an Equity Investment Agreement (the "Agreement”) with Alpha Sigma Capital Fund, LP ("Alpha Sigma Capital” or "ASC”), a pioneering digital asset fund focused on the blockchain economy and the shift to a decentralized Web3 infrastructure. The Agreement outlines an investment structure of up to $2M USD from ASC into the Company, allowing the Company to immediately accelerate its business initiatives with PVcomBank under its 10-year partnership agreement. Also, on March 15, 2022, the Company received a Put Notice of $200,000 from ASC for which it issued 381,530 shares of common stock and a warrant allowing the investor to purchase up to $200,000 in common stock until its expiration under the terms described in the Agreement.

Preferred stock

The Company has authorized the issuance of 50,000,000 shares of preferred stock, $0.0001 par value. At both March 31, 2022, and December 31, 2021, the Company had 40,000,000 shares of preferred stock issued and outstanding.

The Articles of Incorporation were amended on May 1, 2014, designating 40,000,000 shares of authorized and issued preferred stock of the Company as “Series A Preferred Stock” with voting rights, preferences and powers such that each share of Series A Preferred Stock shall vote as a class on all issues to which shareholders of common stock have a right to vote but shall have ten (10) votes per share of Series A Preferred stock while the shares of Common Stock shall have one vote per share. There are 40,000,000 of Series A Preferred Stock outstanding.

Common stock

The Company has authorized the issuance of 500,000,000 shares of common stock, $0.0001 par value. At March 31, 2022, and December 31, 2021, the Company had 71,519,830 shares and 70,404,086 shares of common stock issued and outstanding, respectively.

During the three months ended March 31, 2022, the Company issued 631,530 shares of its common stock for cash of $337,500, and 484,214 shares of its common stock valued at $336,390 to consultants in exchange for professional services.

Stock Incentive Plan

On March 25, 2015, the Company adopted a stock incentive plan. This plan allows the Board of Directors to issue up to 5,000,000 shares of common stock to employees, directors, or consultants of the Company or its affiliates under terms determined by the Board of Directors. This plan automatically terminates ten years from its date of adoption. As of the date of this report, no stock has been issued under this plan.

Time-Based Restricted Stock

Time-based restricted stock units (“RSU”) and restricted stock awards (“RSA”) granted to employees under the 2015 Plan typically vest over 3 to 4 years and are subject to forfeiture if employment terminates prior to the vesting or lapse of the restrictions, as applicable. RSUs are not considered issued or outstanding common stock until they vest. RSAs are considered issued and outstanding on the grant date and are subject to forfeiture if specified vesting conditions are not satisfied.

There are no issued or outstanding RSAs.  The following table summarizes the activity related to RSUs subject to time-based vesting requirements for the period ended March 31, 2022:

RSUs
	As of March 31, 2022		As of March 31, 2021
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested, as of December 31, 2021, and 2020	3,093,000	$0.47	600,000	$0.40
Granted	300,000	$0.81	2,400,000	$0.38
Vested	(550,000)	$0.65	(225,000)	$0.28
Forfeited	(200,000)	$0.99	-	$0.00
Non-vested as of March 31, 2022, and 2021	2,643,000	$0.43	2,775,000	$0.40

As of March 31, 2022, there was $1,322,765 of remaining unamortized stock-based compensation expense associated with RSUs, which will be expensed over a weighted average remaining service period of approximately 3 years.  The 2,643,000 outstanding non-vested and expected to vest RSUs have an aggregate intrinsic value of $2,160,652 and a weighted average remaining contractual term of 2.42 years.

NOTE 5 – Stockholders’ Equity

Members’ Interest

VoiceStep is governed by the terms and conditions of the Limited Liability Company Agreement (the Agreement) dated May 3, 2005, as amended on January 27, 2014. VoiceStep shall continue until terminated in accordance with the terms of the Agreement or as provided by law, including events of dissolution. VoiceStep shall be dissolved only upon any of the following events: (i) the vote of Member(s) holding a majority to the dissolution and winding up of VoiceStep, (ii) the entry of a decree of judicial dissolution of VoiceStep and (iii) at any time there are no Member(s), subject to remedy within 90 days of occurrence of termination event by the last remaining Member in writing.

VoiceStep originally consisted of two Members each owning 50% of VoiceStep. On January 27, 2014, one of the members was bought out with the remaining member owning 100% of the membership interest in VoiceStep. On April 3, 2014, the remaining member exchanged his 100% interest in VoiceStep for 40,000,000 shares of Vemanti common stock.

Preferred stock

The Company has authorized the issuance of 50,000,000 shares of preferred stock, $0.0001 par value. At both December 31, 2021, and December 31, 2020, the Company had 40,000,000 shares of preferred stock issued and outstanding. (See Note 1)

The Articles of Incorporation were amended on May 1, 2014, designating 40,000,000 shares of authorized and issued preferred stock of the Company as “Series A Preferred Stock” with voting rights, preferences and powers such that each share of Series A Preferred Stock shall vote as a class on all issues to which shareholders of common stock have a right to vote but shall have ten (10) votes per share of Series A Preferred stock while the shares of Common Stock shall have one vote per share. There are 40,000,000 of Series A Preferred Stock outstanding.

Common stock

The Company has authorized the issuance of 500,000,000 shares of common stock, $0.0001 par value. At December 31, 2021, and December 31, 2020, the Company had 70,404,086 and 68,984,086 shares of common stock issued and outstanding, respectively.

During the twelve months ended December 31, 2021, the Company issued 865,000 shares of its common stock with a fair value of $715,012 to consultants for services rendered. The Company also accrued $427,293, in stock-based compensation in 2021 and such amount is included as accrued expenses on the accompanying 2021 consolidated balance sheet.

During the twelve months ended December 31, 2021, the Company issued 555,000 shares of its common stock for cash proceeds of $415,000.

During the twelve months ended December 31, 2020, the Company did not issue any shares of its common stock.

Stock Incentive Plan

On March 25, 2015, the Company adopted a stock incentive plan. This plan allows the Board of Directors to issue up to 5,000,000 shares of common stock to employees, directors, or consultants of the Company or its affiliates under terms determined by the Board of Directors. This plan automatically terminates ten years from its date of adoption.

Time-Based Restricted Stock

Time-based restricted stock units (“RSU”) and restricted stock awards (“RSA”) granted to employees under the 2015 Plan typically vest over 3 to 4 years and are subject to forfeiture if employment terminates prior to the vesting or lapse of the restrictions, as applicable. RSUs are not considered issued or outstanding common stock until they vest. RSAs are considered issued and outstanding on the grant date and are subject to forfeiture if specified vesting conditions are not satisfied.

The following table summarizes the activity related to RSUs and RSAs subject to time-based vesting requirements for the fiscal year ended December 31, 2021:

	RSUs		RSAs
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2020	600,000	$0.40	-	$-
Granted	4,260,000	$0.57	-	$-
Vested	(1,647,000)	$0.69	-	$-
Forfeited	(120,000)	$0.63	-	$-
Non-vested as of December 31, 2021	3,093,000	$0.47	-	$-

As of December 31, 2021, there was $ $1,429,455 of remaining unamortized stock-based compensation expense associated with RSUs, which will be expensed over a weighted average remaining service period of approximately 3.2 years.  The 3,093,000 outstanding non-vested and expected to vest RSUs have an aggregate intrinsic value of $2,517,702 and a weighted average remaining contractual term of 3 years.